ACQUISITIONS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Business Combinations [Abstract]
Schedule of Business Acquisitions, by Acquisition
The total purchase consideration and the fair values of the assets and liabilities at the acquisition date, which may be subject to adjustment as noted above, were as follows:

Purchase Price
Gross purchase price	$537,500
Working capital	450,582
Post close purchase price adjustments	(16,150)
Total consideration	$971,932
The total purchase consideration and the fair values of the assets and liabilities at the acquisition date were as follows:

Purchase Price
Net cash	$587,005
Cash acquired	(19,042)
Total consideration	$567,963

Schedule of Recognized Identified Assets Acquired and Liabilities Assumed
The following table summarizes the final amounts recognized for assets acquired and liabilities assumed as of the acquisition date:

Fair Value Allocation
Accounts receivable	$1,126
Inventories	271,434
Prepaid expenses and other current assets	913
Property, plant and equipment	356,961
Deferred charges and other assets	8,312
Accounts payable	(4,870)
Accrued expenses	(28,371)
Deferred tax liability	(25,721)
Noncontrolling interests	(11,821)
Fair value of net assets acquired	$567,963
The following table summarizes the preliminary amounts recognized for assets acquired and liabilities assumed as of the acquisition date:

Fair Value Allocation
Inventories	$404,542
Prepaid expenses and other current assets	1,186
Property, plant and equipment	701,617
Deferred charges and other assets, net	68,053
Accounts payable	(2,688)
Accrued expenses	(62,311)
Other long-term liabilities	(138,467)
Fair value of net assets acquired	$971,932

The total purchase consideration and the estimated fair values of the assets and liabilities at the acquisition date were as follows:

Purchase Price
Net cash	$565,083
Preliminary estimate of payable to Seller for working capital adjustments	19,263
Cash acquired	(19,042)
Total estimated consideration	$565,304

Fair Value Allocation
Accounts receivable	$1,126
Inventories	268,751
Prepaid expenses and other current assets	913
Property, plant and equipment	356,961
Deferred charges and other assets	8,312
Accounts payable	(4,870)
Accrued expenses	(28,347)
Deferred tax liability	(20,577)
Noncontrolling interest	(16,965)
Estimated fair value of net assets acquired	$565,304

Business Acquisition, Pro Forma Information
The unaudited pro forma financial information includes the depreciation and amortization expense related to the acquisition and interest expense associated with the financing of the Chalmette Acquisition.

Nine Months Ended September 30, 2015
Pro forma revenues	$13,151,698
Pro forma net income attributable to PBF Holding Company LLC	$682,671
The unaudited amount of revenues and net income above have been calculated after conforming accounting policies of the Torrance refinery and related logistics assets to those of the Company and certain one-time adjustments.

	Nine Months Ended September 30, 2016	Nine Months Ended September 30, 2015
Pro forma revenues	$12,243,582	$12,195,070
Pro forma net income (loss) attributable to PBF Holding LLC	$(60,908)	$115,236

The unaudited pro forma financial information includes the depreciation and amortization expense related to the acquisition and interest expense associated with the Chalmette acquisition financing.

	Years ended December 31,
(Unaudited)	2015	2014
Revenues	$16,811,922	$26,685,661
Net income attributable to PBF Holdings LLC	397,108	47,030